GOING CONCERN (Details Narrative) - USD ($)			1 Months Ended	4 Months Ended	12 Months Ended		13 Months Ended
	Nov. 04, 2025	Aug. 18, 2025	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Net Income (Loss) Attributable to Parent					$ 18,862,710	$ 58,923,300
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation					5,682,635	405,168
Retained Earnings (Accumulated Deficit)				$ (144,484,230)	(144,484,230)	(125,621,520)	$ (144,484,230)
Gross proceeds					3,314,458
Series C Preferred Stock [Member]
Shares issued	100
Warrants to purchase of shares	9,900
Exercise price	$ 10,000
Cash payment of warrants	$ 1,000,099
Proceeds from issue of warrants	$ 3,000,000
Common Stock [Member]
Net Income (Loss) Attributable to Parent
Shares issued		40,000	183,655	452,489	40,000		323,856
Gross proceeds		$ 4,000,000
Net proceeds		$ 3,300,000